Schedule of Investments (unaudited)	iShares® U.S. Infrastructure ETF
December 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 0.6%
Howmet Aerospace Inc.	165,144	$5,256,534

Aluminum — 2.0%
Arconic Corp.(a)	171,129	5,648,968
Century Aluminum Co.(a)	366,894	6,075,765
Kaiser Aluminum Corp.	51,957	4,880,841
		16,605,574
Building Products — 7.4%
Advanced Drainage Systems Inc.	38,628	5,258,430
Apogee Enterprises Inc.	112,070	5,396,170
Armstrong World Industries Inc.	44,859	5,209,027
AZEK Co. Inc. (The)(a)	123,828	5,725,807
Builders FirstSource Inc.(a)	67,716	5,803,938
Carlisle Companies Inc.	20,689	5,133,355
Cornerstone Building Brands Inc.(a)	291,633	5,086,080
Gibraltar Industries Inc.(a)	70,049	4,670,867
Insteel Industries Inc.	117,017	4,658,447
Owens Corning	52,967	4,793,513
Simpson Manufacturing Co. Inc.	39,295	5,464,756
Trex Co. Inc.(a)	35,937	4,852,573
		62,052,963
Commodity Chemicals — 3.7%
AdvanSix Inc.	108,932	5,147,037
Hawkins Inc.	144,438	5,698,079
LyondellBasell Industries NV, Class A	54,896	5,063,058
Olin Corp.	92,829	5,339,524
Tredegar Corp.	425,206	5,025,935
Westlake Chemical Corp.	51,010	4,954,601
		31,228,234
Construction & Engineering — 11.3%
AECOM(a)	68,866	5,326,785
API Group Corp.(a)	211,807	5,458,266
Argan Inc.	119,348	4,617,574
Comfort Systems USA Inc.	51,215	5,067,212
Construction Partners Inc., Class A(a)	147,315	4,332,534
EMCOR Group Inc.	38,811	4,944,133
Fluor Corp.(a)	213,703	5,293,423
Granite Construction Inc.	124,421	4,815,093
Great Lakes Dredge & Dock Corp.(a)	322,673	5,072,420
IES Holdings Inc.(a)	99,843	5,056,050
MasTec Inc.(a)	53,849	4,969,186
MYR Group Inc.(a)	43,703	4,831,367
Northwest Pipe Co.(a)	164,322	5,225,440
NV5 Global Inc.(a)(b)	37,687	5,205,328
Primoris Services Corp.	213,585	5,121,768
Quanta Services Inc.	43,011	4,931,641
Sterling Construction Co. Inc.(a)	186,557	4,906,449
Tutor Perini Corp.(a)	369,466	4,570,294
Valmont Industries Inc.	19,733	4,943,117
		94,688,080
Construction Machinery & Heavy Trucks — 3.1%
Astec Industries Inc.	75,693	5,243,254
Greenbrier Companies Inc. (The)	116,798	5,359,860
Oshkosh Corp.	43,440	4,896,122
Terex Corp.	111,730	4,910,534
Trinity Industries Inc.	182,845	5,521,919
		25,931,689

Security	Shares	Value

Construction Materials — 3.1%
Eagle Materials Inc.	31,144	$5,184,230
Forterra Inc.(a)	202,789	4,822,322
Martin Marietta Materials Inc.	11,837	5,214,435
Summit Materials Inc., Class A(a)(b)	129,426	5,195,160
Vulcan Materials Co.	25,306	5,253,020
		25,669,167
Distributors — 0.6%
Pool Corp.	8,868	5,019,288

Diversified Metals & Mining — 0.6%
Compass Minerals International Inc.	94,161	4,809,744

Electric Utilities — 18.9%
ALLETE Inc.	96,744	6,418,964
Alliant Energy Corp.	103,903	6,386,917
American Electric Power Co. Inc.	71,928	6,399,434
Avangrid Inc.	117,568	5,864,292
Duke Energy Corp.	59,050	6,194,345
Edison International.	88,913	6,068,312
Entergy Corp.	57,345	6,459,914
Evergy Inc.	91,269	6,261,966
Eversource Energy	69,429	6,316,650
Exelon Corp.	112,296	6,486,217
FirstEnergy Corp.	152,489	6,342,018
Hawaiian Electric Industries Inc.	151,251	6,276,917
IDACORP Inc.	55,408	6,278,281
MGE Energy Inc.	78,483	6,455,227
NextEra Energy Inc.	67,523	6,303,947
NRG Energy Inc.	161,918	6,975,427
OGE Energy Corp.	164,574	6,316,350
Otter Tail Corp.	89,168	6,368,379
PG&E Corp.(a)	501,482	6,087,991
Pinnacle West Capital Corp.	89,512	6,318,652
PNM Resources Inc.	130,281	5,942,116
Portland General Electric Co.	117,165	6,200,372
PPL Corp.	206,659	6,212,170
Southern Co. (The)	94,258	6,464,214
Xcel Energy Inc.	90,871	6,151,967
		157,551,039
Environmental & Facilities Services — 1.2%
Harsco Corp.(a)(b)	309,842	5,177,460
Tetra Tech Inc.	26,343	4,473,041
		9,650,501
Gas Utilities — 6.7%
Atmos Energy Corp.	63,839	6,688,412
Chesapeake Utilities Corp.	39,604	5,774,659
National Fuel Gas Co.	97,827	6,255,059
New Jersey Resources Corp.	154,070	6,326,114
Northwest Natural Holding Co.	133,035	6,489,447
ONE Gas Inc.	88,906	6,898,217
South Jersey Industries Inc.	247,786	6,472,170
Southwest Gas Holdings Inc.	72,495	5,078,275
Spire Inc.	95,937	6,257,011
		56,239,364
Heavy Electrical Equipment — 0.6%
Babcock & Wilcox Enterprises Inc.(a)	574,416	5,181,232

Home Furnishings — 0.6%
Leggett & Platt Inc.	114,920	4,730,107

Schedule of Investments (unaudited) (continued)	iShares® U.S. Infrastructure ETF
December 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Independent Power Producers & Energy Traders — 0.8%
Vistra Corp.	286,004	$6,512,311

Industrial Machinery — 1.3%
Mueller Industries Inc.	84,471	5,014,199
Omega Flex Inc.	43,519	5,524,737
		10,538,936
Multi-Utilities — 11.2%
Ameren Corp.	69,644	6,199,012
Avista Corp.	150,186	6,381,403
Black Hills Corp.	89,986	6,350,312
CenterPoint Energy Inc.	219,754	6,133,334
CMS Energy Corp.	97,085	6,315,379
Consolidated Edison Inc.	73,535	6,274,006
Dominion Energy Inc.	81,070	6,368,859
DTE Energy Co.	52,724	6,302,627
MDU Resources Group Inc.	172,221	5,311,296
NiSource Inc.	235,936	6,514,193
NorthWestern Corp.	106,333	6,077,994
Public Service Enterprise Group Inc.	93,349	6,229,179
Sempra Energy	47,867	6,331,847
Unitil Corp.	141,154	6,491,673
WEC Energy Group Inc.	64,960	6,305,667
		93,586,781
Oil & Gas Equipment & Services — 0.6%
U.S. Silica Holdings Inc.(a)	515,464	4,845,362

Oil & Gas Storage & Transportation — 5.0%
Antero Midstream Corp.	617,467	5,977,081
DTE Midstream LLC(a)	127,948	6,138,945
EnLink Midstream LLC(a)	870,606	5,998,475
Equitrans Midstream Corp.	612,691	6,335,225
Kinder Morgan Inc.	376,336	5,968,689
ONEOK Inc.	98,490	5,787,272
Williams Companies Inc. (The)	218,529	5,690,495
		41,896,182
Railroads — 2.2%
CSX Corp.	165,256	6,213,625
Norfolk Southern Corp.	21,056	6,268,582
Union Pacific Corp.	24,627	6,204,280
		18,686,487
Renewable Electricity — 0.6%
Sunnova Energy International Inc.(a)	180,867	5,049,807

Research & Consulting Services — 0.6%
Jacobs Engineering Group Inc.	34,141	4,753,451

Specialty Chemicals — 2.4%
Avient Corp.	86,360	4,831,842
Eastman Chemical Co.	44,525	5,383,518
Ecovyst Inc.	500,355	5,123,635
Ingevity Corp.(a)	66,573	4,773,284
		20,112,279
Steel — 7.5%
Allegheny Technologies Inc.(a)	330,707	5,268,162

Security	Shares	Value

Steel (continued)
Carpenter Technology Corp.	170,164	$4,967,087
Cleveland-Cliffs Inc.(a)	238,800	5,198,676
Commercial Metals Co.	150,792	5,472,242
Haynes International Inc.	122,127	4,925,382
Mesabi Trust	210,224	5,554,118
Nucor Corp.	43,765	4,995,775
Reliance Steel & Aluminum Co.	31,622	5,129,721
Steel Dynamics Inc.	80,776	5,013,766
TimkenSteel Corp.(a)(b)	337,520	5,569,080
United States Steel Corp.	212,480	5,059,149
Worthington Industries Inc.	97,036	5,303,988
		62,457,146
Trading Companies & Distributors — 1.9%
BlueLinx Holdings Inc.(a)	61,680	5,906,477
Boise Cascade Co.	70,591	5,026,079
H&E Equipment Services Inc.	114,476	5,067,853
		16,000,409
Water Utilities — 5.3%
American States Water Co.	62,351	6,449,588
American Water Works Co. Inc.	34,803	6,572,895
California Water Service Group	91,390	6,567,285
Essential Utilities Inc.	122,944	6,600,863
Middlesex Water Co.	45,999	5,533,680
SJW Group	86,135	6,305,082
York Water Co. (The)	127,703	6,357,055
		44,386,448
Total Common Stocks — 99.8%
(Cost: $767,238,581)		833,439,115

Short-Term Investments

Money Market Funds — 1.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.07%(c)(d)(e)	11,067,087	11,070,407
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(c)(d)	1,130,000	1,130,000
		12,200,407
Total Short -Term Investments — 1.5%
(Cost: $12,200,961)		12,200,407

Total Investments in Securities — 101.3%
(Cost: $779,439,542)		845,639,522

Other Assets, Less Liabilities — (1.3)%		(10,646,726)

Net Assets — 100.0%		$834,992,796

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan.

(c)	Affiliate of the Fund.

(d)	Annualized 7-day yield as of period end.

(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited) (continued)	iShares® U.S. Infrastructure ETF
December 31, 2021

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/21	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/21	Shares Held at 12/31/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$1,775,064	$9,295,907	(a)	$—	$(7)	$(557)	$11,070,407	11,067,087	$7,368	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	510,000	620,000	(a)	—	—	—	1,130,000	1,130,000	50		—
					$(7)	$(557)	$12,200,407		$7,418		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
E-Mini Energy Select Sector Index	2	03/18/22	$115	$(784)
E-Mini Utilities Select Sector Index	5	03/18/22	361	6,363
S&P Mid 400 E-Mini Index	3	03/18/22	851	19,790
				$25,369

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited) (continued)	iShares® U.S. Infrastructure ETF
December 31, 2021

Fair Value Measurements (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$833,439,115	$—	$—	$833,439,115
Money Market Funds	12,200,407	—	—	12,200,407
	$845,639,522	$—	$—	$845,639,522
Derivative financial instruments(a)
Assets
Futures Contracts	$26,153	$—	$—	$26,153
Liabilities
Futures Contracts	(784)	—	—	(784)
	$25,369	$—	$—	$25,369

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

4